Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes

15.  Income Taxes

The components of the provision for income taxes for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2015	2014
Federal - current provision	$4,067	$2,380
Federal - deferred provision	280	381
Total federal provision	4,347	2,761
State - current provision	377	267
State - deferred provision	87	117
Total state provision	464	384
Total provision for income taxes	$4,811	$3,145

Reconciliation between the reported income tax provision and the amount computed by multiplying income before taxes by the statutory Federal income tax rate for the past two years is as follows:

	For the years ended December 31,
(In thousands, except percentages)	2015	2014
Federal income tax provision at statutory rate	$5,028	$3,248
35% rate in 2015 and 34% in 2014
Increases (decreases) resulting from:
Bank owned life insurance	(133)	(190)
Tax-exempt interest	(99)	(121)
Meals and entertainment	18	18
State income taxes, net of federal income tax effect	302	253
Other, net	(305)	(63)
Provision for income taxes	$4,811	$3,145
Effective tax rate	33.5%	32.9%

Deferred income taxes are provided for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities.  The components of the net deferred tax asset at December 31, 2015 and 2014 are as follows:

(In thousands)	December 31, 2015	December 31, 2014
Deferred tax assets:
Allowance for loan losses	$5,212	$5,013
Depreciation	519	489
Stock-based compensation	515	463
SERP	369	-
Deferred compensation	262	231
Lost interest on nonaccrual loans	173	354
State net operating loss	139	132
Commitment reserve	56	60
Other	96	63
Gross deferred tax assets	7,341	6,805
Valuation allowance	(139)	(132)
Total deferred tax assets	7,202	6,673
Deferred tax liabilities:
Deferred loan costs	495	216
Goodwill	416	367
Deferred servicing fees	219	38
Bond accretion	104	100
Net unrealized security gains	-	92
Total deferred tax liabilities	1,234	813
Net deferred tax asset	$5,968	$5,860

The Company computes deferred income taxes under the asset and liability method.  Deferred income taxes are recognized for tax consequences of “temporary differences” by applying enacted statutory tax rates to differences between the financial reporting and the tax basis of existing assets and liabilities.  A deferred tax liability is recognized for all temporary differences that will result in future taxable income.  A deferred tax asset is recognized for all temporary differences that will result in future tax deductions subject to reduction of the asset by a valuation allowance.

The Company had a $139 thousand and $132 thousand valuation allowance for deferred tax assets related to its state net operating loss carry-forward deferred tax asset, the balance of which was $139 thousand and $132 thousand at December 31, 2015 and 2014, respectively.  The Company’s state net operating loss carry-forwards totaled approximately $2.4 million at December 31, 2015 and expire between 2030 and 2035.

Included as a component of deferred tax assets is an income tax expense (benefit) related to unrealized gains (losses) on securities available for sale, a supplemental retirement plan (SERP) and an interest rate swap.  The after-tax component of each of these is included in other comprehensive income (loss) in shareholders’ equity.  The after-tax component related to securities available for sale was an unrealized loss of $2 thousand for 2015 and an unrealized gain of $143 thousand for 2014.  The after-tax component related to the SERP was an unrealized loss of $448 thousand for 2015. The after-tax component related to the interest rate swap was an unrealized loss of $17 thousand for 2015.

The Company follows FASB ASC Topic 740, “Income Taxes,” which prescribes a threshold for the financial statement recognition of income taxes and provides criteria for the measurement of tax positions taken or expected to be taken in a tax return.  ASC 740 also includes guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition of income taxes.  The Company did not recognize or accrue any interest or penalties related to income taxes during the years ended December 31, 2015 and 2014.  The Company does not have an accrual for uncertain tax positions as of December 31, 2015 or 2014, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law.  Tax returns for all years 2011 and thereafter are subject to future examination by tax authorities.